INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in investment property [abstract]
Fair value, beginning of year	$ 56,870	$ 54,172
Additions	3,069	593
Acquisitions through business combinations, investment property	33,024	5,851
Dispositions	(8,555)	(6,169)
Fair value changes	1,610	1,021
Foreign currency translation	(1,709)	1,402
Fair value, end of year	$ 84,309	$ 56,870